Summary of Significant Accounting Policies- Land, Buildings, Equipment and Software (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land, buildings, equipment and software
Land, buildings, equipment and software, net of accumulated depreciation	$ 123	$ 123
Accumulated depreciation	229	216
Depreciation and amortization expense	$ 13	$ 14	$ 14
Minimum
Land, buildings, equipment and software
Depreciation and amortization period	3 years
Maximum
Land, buildings, equipment and software
Depreciation and amortization period	39 years